Document and Entity Information	Feb. 02, 2022
Prospectus:
Document Type	497
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 02, 2022
Document Effective Date	Feb. 02, 2022
Prospectus Date	May 01, 2021